Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Deferred income taxes for future amortization of ITC	$ 2,679	$ 3,211
Employee benefits	25,591	27,097
Alternative minimum tax credit	19,739	18,467
Net operating losses and credits	15,113	36,206
Interest rate swap	9,893	11,164
Other	22,334	17,866
Valuation allowance	(200)	(141)
Deferred tax assets, total	95,149	113,870
Deferred tax liabilities:
Property-related items, including accelerated depreciation	694,024	652,380
Regulatory balancing accounts	18,688	2,498
Property-related items previously flowed through	836	1,729
Unamortized ITC	4,271	5,131
Debt-related costs	4,713	4,602
Other	15,898	16,626
Deferred tax liabilities, total	738,430	682,966
Net deferred tax liabilities	643,281	569,096
Current	(31,130)	(47,088)
Noncurrent	674,411	616,184
Net deferred tax liabilities	$ 643,281	$ 569,096